Fair Value Measurements - Schedule of Changes in Fair Value of Level 3 Private Warrants Liability (Details) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in Fair Value of Level 3 Private Warrants Liability [Line Items]
Fair value at beginning of the year	$ 481	$ 977
Change in fair value	247	(496)
Fair value at end of the year	$ 728	$ 481